Organization and basis of financial statements (Details)	12 Months Ended
Mar. 31, 2019 shares
Mr. Gao Xiaofeng [Member]
Related Party Transaction [Line Items]
Number of shares issued	7,740,000
Mr. Hua Lugang [Member]
Related Party Transaction [Line Items]
Number of shares issued	1,800,000